Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

August 21, 2014

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Variable Trust (the “Trust”)

No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectus  supplement dated August 14, 2014 (SEC Accession No. 0001081400-14-000147). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (415) 947-4805.

Very truly yours,

  /s/ Devin Sullivan

Devin Sullivan

Senior Counsel